Stockholders' Equity (Details Narrative)											3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 18, 2018	Jan. 04, 2018 shares	Dec. 26, 2017	Oct. 02, 2017 USD ($) $ / shares shares	Aug. 29, 2017 Owner shares	May 01, 2017 USD ($) $ / shares shares	Mar. 02, 2017 shares	Oct. 07, 2016 shares	Sep. 15, 2016 USD ($)	Sep. 15, 2016 USD ($)	Aug. 31, 2017 USD ($) Integer	Feb. 28, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) Integer shares	May 02, 2017 $ / shares	Apr. 28, 2017 $ / shares	Dec. 31, 2016 Integer	Oct. 11, 2016 USD ($)	Sep. 14, 2016 USD ($)
Newly issued shares value | $									$ 200,000					$ 200,000
Number of employees | Integer											45			45			45
Fair value of Stock issued during period for services | $														$ 1,480,000
Common stock forward stock split	4-for-1 forward stock split
Class A Common Stock [Member]
Newly issued shares value | $														$ 30,000
Number of shares issued during period														30,000,000
Share price | $ / shares				$ 5.12
Restricted stock discount percentage				20.00%
Stock issued during period for services				82,000										500,000
Fair value of Stock issued during period for services | $				$ 335,872										$ 500
Restricted Stock [Member]
Stock issued during period for services				82,000
Consulting Agreement [Member]
Stock-based compensation | $											$ 61,667	$ 370,002		123,334
Salaries [Member]
Stock-based compensation | $											212,619	96,668		582,889
Consulting Fees [Member]
Stock-based compensation | $											$ 494,787	$ 463,332		$ 1,160,621
Shenzhen Nova E-commerce, Ltd. [Member] | Acquisition Agreement [Member]
Ownership percentage					100.00%
Class A Common Stock [Member]
Newly issued shares value | $						$ 500,000				$ 200,000
Number of shares issued during period						1,480,000		30,000,000
Share price | $ / shares						$ 2.96									$ 2.96	$ 3.95
Number of common shares receivable under stock split		3
Class A Common Stock [Member] | Consulting Agreement [Member] | Restricted Stock [Member]
Restricted stock discount percentage						25.00%
Stock issued during period for services						500,000
Class B Common Stock [Member]
Newly issued shares value | $										200,000
Number of shares issued during period								6,000,000
Number of common shares receivable under stock split		3
Class C Common Stock [Member]
Newly issued shares value | $										200,000
Number of shares issued during period					25,000,000		40,000,000						8,400,000
Issuance of value based on fair value of stock based compensation | $													$ 1,680,000
Issuance of shares based on fair value of stock based compensation													8,400,000
Share price | $ / shares													$ 0.20
Class C Common Stock [Member] | Chief Financial Officer [Member]
Number of shares issued during period												100,000
Class C Common Stock [Member] | Independent Director [Member]
Number of shares issued during period												500,000		500,000
Class C Common Stock [Member] | Star Bright International Investment Enterprises [Member]
Number of shares issued during period												5,000,000		5,000,000
Class C Common Stock [Member] | Shenzhen Nova E-commerce, Ltd. [Member]
Purchases of shares					25,000,000
Number of Owner | Owner					130
Class A and Class B Common Stock [Member]
Common stock dividend approved description			Approved a 3 for 1 common stock dividend
Common stock forward stock split		Approved a 4 for 1 forward stock split for holders
Attorney Trust Account [Member]
Due to related party | $									$ 217,500	217,500								$ 67,500	$ 150,000
Payment of specific expenses | $										$ 17,500